Additional Information to Profit or Loss Items - Schedule of Additional Information to Profit or Loss (Details) ₪ in Thousands, $ in Thousands				12 Months Ended
	Mar. 28, 2023 USD ($)	May 31, 2017 USD ($)	May 31, 2017 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
a. Cost of revenue:
Total cost of sales and services				$ 24,515	$ 41,907	$ 45,911
Total Research and development expenses				2,002	5,886	5,574
Total Sales and marketing expenses				5,457	10,694	21,674
Total General and administrative expenses				23,630	49,172	57,271
e. Other expenses, net:
Total Other expenses, net				181	12,723
f. Finance income and expenses:
Finance income				2,220	484	469
Finance expenses	$ 1,570			12,586	7,194	1,384
Professional services		$ 30	₪ 110	5,799	3,486	3,575
Salaries and related expenses [Member]
a. Cost of revenue:
Total cost of sales and services				19,790	28,098	29,972
Total Research and development expenses				1,994	6,879	5,201
Total Sales and marketing expenses				2,732	4,239	7,972
Subcontractors and consultants [Member]
a. Cost of revenue:
Total cost of sales and services				3,879	8,359	12,980
Depreciation and amortization [Member]
a. Cost of revenue:
Total cost of sales and services					4,757	1,659
Total Sales and marketing expenses				1,030	6,026	12,688
Total General and administrative expenses				1,111	1,463	1,680
Material [Member]
a. Cost of revenue:
Total cost of sales and services				48		461
Impairment expenses [Member]
a. Cost of revenue:
Total cost of sales and services						438
Total General and administrative expenses				572	10,643	14,618
Other [Member]
a. Cost of revenue:
Total cost of sales and services				798	693	401
Total Research and development expenses				8	298	406
Total Sales and marketing expenses				366	193	708
Total General and administrative expenses				1,730	5,441	3,246
Research and development expenses gross [Member]
a. Cost of revenue:
Total Research and development expenses				2,002	7,177	5,607
Less – government grants [Member]
a. Cost of revenue:
Total Research and development expenses					(1,291)	(33)
Advertising and public relations [Member]
a. Cost of revenue:
Total Sales and marketing expenses				1,329	236	306
Legal expenses [Member]
a. Cost of revenue:
Total General and administrative expenses				6,369	8,409	16,089
Office Maintenance [Member]
a. Cost of revenue:
Total General and administrative expenses				1,600	1,392	1,410
Consulting [Member]
a. Cost of revenue:
Total General and administrative expenses				4,466	16,716	16,627
Insurance [Member]
a. Cost of revenue:
Total General and administrative expenses				1,983	1,622	26
Governmental grants income [Member]
e. Other expenses, net:
Total Other expenses, net				(173)	(1,159)
Loss on disposal of assets [Member]
e. Other expenses, net:
Total Other expenses, net				354
ELOC [Member]
e. Other expenses, net:
Total Other expenses, net					1,570
RNER listing expenses [Member]
e. Other expenses, net:
Total Other expenses, net					12,312
Gain from exchange rate differences [Member]
f. Finance income and expenses:
Finance income					271	19
Changes in fair value of financial instruments [Member]
f. Finance income and expenses:
Finance income				1,672
Finance expenses					247
Interest income [Member]
f. Finance income and expenses:
Finance income				548	213	450
Loss from exchange rate differences [Member]
f. Finance income and expenses:
Finance expenses				391
Bank fees [Member]
f. Finance income and expenses:
Finance expenses				286	109	145
Interest expenses [Member]
f. Finance income and expenses:
Finance expenses				$ 11,909	$ 6,838	$ 1,239